Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	1,162,260
Proposed Maximum Offering Price per Unit	2.9750
Maximum Aggregate Offering Price	$ 3,457,724.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 477.51
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions.

(b) Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(h)(1) under the Securities Act.